Leases	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Leases
12.	Leases

The Group leases its corporate headquarters in the United Kingdom, where its facilities contain research and development, laboratory and office space of approximately 102,000 square feet. In addition, the Group leases approximately 19,000 square feet of office space in the USA, and a small office in Ireland. The Group’s United Kingdom leases expire between 2037 and 2040, although there are points at which it may terminate the leases prior to this.

Information about leases for which the Group is a lessee and a lessor is presented below. The lease payments for short-term leases and leases of low value assets are recognized in the profit and loss account on a straight-line basis over the term of the lease.   These leases have terms that may include:

•	Options to terminate the lease early at the right of the tenant
•	Variable lease payments with a guaranteed minimum increase and capped maximum increase

In addition, there are leasehold properties to which the Group is committed to assume the leases should the properties become vacant. The future contingent liabilities associated with these leases are set out in Note 22.

Leases in which the Group is a Lessee

Right-of-use assets: leasehold properties

	2021	2020
	£’000	£’000
Balance at 1 January	23,093	36,578
Effect of adopting new accounting standards	—	(31)
Additions	31	453
Remeasurements	970	(2,269)
Derecognition	—	(9,108)
Depreciation charge for the year	(1,501)	(2,530)
	22,593	23,093

Following a review of the Group’s lease commitments under leasehold agreements during the year ended December 31, 2020, the Group identified leasehold agreements in excess of the Group’s future requirements.  As a result of this review, the Group terminated the lease term for two leasehold properties, reducing right-of-use assets by £9,108,000.

The Group entered into two guarantee agreements on December 23, 2020, associated with the termination of the lease term for one of the leasehold properties. These agreements indemnify the lessor for certain costs in the event of the new lessee defaulting under their lease agreement for the leasehold property.  As at December 31, 2021, the Group does not expect to make future payments as a result of these agreements.

Lease liabilities

Maturity analysis – contractual undiscounted cash flows

	2021	2020
	£’000	£’000
Less than one year	2,929	3,560
One to five years	10,289	9,607
More than five years	30,126	32,600
Total undiscounted lease liabilities	43,344	45,767

Lease liabilities included in the Consolidated Statements of Financial Position

	2021	2020
	£’000	£’000
Current	1,255	2,043
Non-current	25,355	25,190
Total lease liabilities	26,610	27,233

During the year ended December 31, 2020, the lease term for two leasehold properties was terminated and the lease liability for four leasehold properties were remeasured reducing the associated lease liability by £10,414,000 and £1,075,000 respectively. The Group also entered into a new lease for a leasehold property with an associated lease liability of £405,000 in the year ended December 31, 2020. The maturity of undiscounted lease commitments is set out in Note 22.

	2021	2020
Amounts recognized in the Consolidated Statements of Loss	£’000	£’000
Interest on lease liabilities	1,732	2,401
Expenses relating to short-term leases	—	296
Expenses relating to leases of low-value assets	—	19
Interest on investment in sub-lease	26	(38)

Amounts recognized in the Consolidated Statement of Cash Flows	2021	2020
	£’000	£’000
Total cash outflow for leases	3,159	4,426

Leases in which the Group is a Lessor

Lease income	2021	2020
	£’000	£’000
Sub-lease income	108	460
Finance lease income on the net investment in the lease	26	38

Maturity analysis – undiscounted finance lease income	2021	2020
	£’000	£’000
Less than one year	—	720
One to two years	—	96
Two to three years	—	—
Three to four years	—	—
Four to five years	—	—
More than five years	—	—
Total undiscounted finance lease income	—	816
Unearned finance income	—	(40)
Net investment in the lease	—	776

During the year ended December 31, 2021 the Group received cash of £549,000 under its subleasing arrangements (2020: £378,000).